Filed under Rule 497(e)
SUNAMERICA SERIES TRUST Small Company Value Portfolio	Registration No. 033-52742

Supplement dated September 5, 2017, to the Prospectus

Dated May 1, 2017, as supplemented and amended to date

Effective immediately, all reference to Donald G. Taylor, Portfolio Manager for Franklin Advisory Services, LLC, is deleted in its entirety. In addition, in the section entitled “Management - Information about the Subadvisers,” under the subheading Franklin Advisory Services, LLC (Franklin Templeton), the first and second paragraphs are deleted in their entirety and replaced with the following:

Franklin Advisory Services, LLC (Franklin Templeton) is a Delaware limited liability company located at 101 John F. Kennedy Parkway, Short Hills, NJ 07078. Franklin is a wholly-owned subsidiary of Franklin Resources, Inc. (referred to as Franklin Templeton Investments), a publicly owned company engaged in the financial services industry through its subsidiaries. As of January 31, 2017, Franklin Templeton Investments managed approximately $728.8 billion in assets composed of mutual funds and other investment vehicles for individuals, institutions, pension plans, trusts and partnerships in 128 countries.

The Small Company Value Portfolio is managed by Steven Raineri, the lead portfolio manager, and Christopher Meeker, CFA. Mr. Raineri joined Franklin Templeton in 2005 and is currently a Research Analyst and Portfolio Manager. He is a member of the Franklin Equity Group U.S. Value Team, where he is the lead manager for the Franklin Small Cap Value Fund. Mr. Meeker joined Franklin Templeton in 2012 and is currently a Research Analyst and a Portfolio Manager. He is a member of the Franklin Equity Group U.S. Value Team. Prior to joining Franklin Templeton, he was a senior research analyst at Federated Global Investment Management with a focus on the international markets and coverage of the industrials, consumer and technology sectors.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Version:        Combined Master

Filed under Rule 497(e)

Registration No. 033-52742

SUNAMERICA SERIES TRUST

Small Company Value Portfolio

Supplement dated September 5, 2017 to the Statement of Additional Information (“SAI”)

Dated May 1, 2017, as supplemented and amended to date

Effective immediately, all reference to Donald G. Taylor, Portfolio Manager for Franklin Advisory Services, LLC, is deleted in its entirety.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.